UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2020

WESTERN ASSET

MORTGAGE TOTAL

RETURN FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Mortgage Total Return Fund for the six-month reporting period ended June 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Fund pursuant to either new management and subadvisory agreements that were approved by Fund shareholders or interim management and subadvisory agreements that were approved by the Fund’s board for use while the Fund continues to seek shareholder approval of the new agreements.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of June 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

II	Western Asset Mortgage Total Return Fund

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

Western Asset Mortgage Total Return Fund	III

Performance review

For the six months ended June 30, 2020, Class A shares of Western Asset Mortgage Total Return Fund, excluding sales charges, returned 0.05%. The Fund’s unmanaged benchmark, Bloomberg Barclays U.S. Mortgage-Backed Securities Indexi, returned 3.50% for the same period. The Lipper U.S. Mortgage Funds Category Averageii returned 2.14% over the same time frame.

Performance Snapshot as of June 30, 2020 (unaudited)
(excluding sales charges)	6 months
Western Asset Mortgage Total Return Fund:
Class 1[1]	0.28%
Class A	0.05%
Class C	-0.29%
Class C1[2]	-0.21%
Class I	0.20%
Class IS	0.25%
Bloomberg Barclays U.S. Mortgage-Backed Securities Index	3.50%
Lipper U.S. Mortgage Funds Category Average	2.14%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2020 for Class 1, Class A, Class C, Class C1, Class I and Class IS shares were 2.80%, 2.43%, 1.87%, 2.03%, 2.83% and 2.91%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class 1, Class A, Class C, Class C1, Class I and Class IS shares would have been 2.79%, 2.42%, 1.86%, 2.02%, 2.82% and 2.89%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Class 1 shares of the Fund are closed to all new purchases and incoming exchanges. Investors who owned Class 1 shares may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

IV	Western Asset Mortgage Total Return Fund

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2020, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class C1 and Class I shares and Class IS shares were 0.67%, 0.95%, 1.64%, 1.36%, 0.67% and 0.56% respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Effective January 1, 2021, the manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

RISKS: Fixed income securities are subject to interest rate, credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage-related securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities. High-yield (“junk”) bonds are generally subject to greater credit risks than higher grade bonds. The U.S. government guarantee of principal and interest payments applies only to underlying securities in the Fund’s portfolio, not the Fund’s shares. Please note that the Fund’s shares are not guaranteed by the U.S. government or its agencies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Western Asset Mortgage Total Return Fund	V

Performance review (cont’d)

[i]

The Bloomberg Barclays U.S. Mortgage-Backed Securities Index is an unmanaged index composed of agency mortgage-backed pass-through securities, both fixed-rate and hybrid adjustable rate mortgages, issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 130 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Mortgage Total Return Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2020 and December 31, 2019 and does not include derivatives such as written options and futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Amount represents less than 0.1%.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	0.28%	$1,000.00	$1,002.80	0.67%	$3.34	Class 1	5.00%	$1,000.00	$1,021.53	0.67%	$3.37
Class A	0.05	1,000.00	1,000.50	0.94	4.68	Class A	5.00	1,000.00	1,020.19	0.94	4.72
Class C	-0.29	1,000.00	997.10	1.62	8.04	Class C	5.00	1,000.00	1,016.81	1.62	8.12
Class C1	-0.21	1,000.00	997.90	1.47	7.30	Class C1	5.00	1,000.00	1,017.55	1.47	7.37
Class I	0.20	1,000.00	1,002.00	0.64	3.19	Class I	5.00	1,000.00	1,021.68	0.64	3.22
Class IS	0.25	1,000.00	1,002.50	0.55	2.74	Class IS	5.00	1,000.00	1,022.13	0.55	2.77

[1]	For the six months ended June 30, 2020.

2	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2020

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 57.3%
FHLMC — 15.1%
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	$101	$101
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-6/1/48	2,243,006	2,430,744
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/47-2/1/50	1,254,965	1,338,627
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	8/1/48-7/1/49	8,088,387	8,775,875
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/48-3/1/50	618,220	675,840
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	7/1/49-1/1/50	25,459,855	27,483,483
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	8/1/33-2/1/42	666,280	764,025
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33-3/1/47	19,548,384	21,151,934
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	6,914	7,929
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/43-9/1/48	37,809,974	40,568,579
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	3/1/46-4/1/49	5,743,882	6,276,112
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-9/1/48	36,869,775	40,009,498
Total FHLMC				149,482,747
FNMA — 31.8%
Federal National Mortgage Association (FNMA)	2.740%	7/1/27	7,816,378	8,596,804
Federal National Mortgage Association (FNMA)	3.326%	1/1/28	11,306,930	11,965,854	(a)
Federal National Mortgage Association (FNMA)	3.790%	8/1/28	4,700,000	5,453,473
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	151,240	164,697
Federal National Mortgage Association (FNMA)	8.500%	10/1/30	33,898	38,180
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	700,000	784,957
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	1,197,736	1,345,484	(a)

See Notes to Financial Statements.

4	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.000%	7/1/35-7/1/50	$22,500,000	$23,069,797	(b)
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-3/1/57	58,955,487	63,391,245
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-9/1/57	56,800,197	62,048,587
Federal National Mortgage Association (FNMA)	5.000%	10/1/41-12/1/49	20,234,250	22,605,992
Federal National Mortgage Association (FNMA)	4.000%	5/1/42-9/1/48	43,721,055	47,075,075
Federal National Mortgage Association (FNMA)	3.000%	2/1/43-6/1/50	38,861,659	41,660,128
Federal National Mortgage Association (FNMA)	3.500%	2/1/50-4/1/50	5,496,116	5,849,184	(c)
Federal National Mortgage Association (FNMA)	4.500%	6/1/50	3,000,000	3,363,750	(b)(d)(e)
Federal National Mortgage Association (FNMA)	2.500%	7/1/50	15,200,000	15,847,188	(b)
Total FNMA				313,260,395
GNMA — 10.4%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	19,900	22,181
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	75,165	80,464
Government National Mortgage Association (GNMA)	6.000%	11/15/32	431,554	495,812
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	787,747	889,111
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	1,318,652	1,402,805
Government National Mortgage Association (GNMA)	3.500%	6/15/48-6/15/50	5,445,755	5,857,089
.Government National Mortgage Association (GNMA)	4.000%	3/15/50	199,184	211,043
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	20,916,435	22,406,457
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	157,797	167,611
Government National Mortgage Association (GNMA) II	4.000%	7/20/47-5/20/50	29,652,572	32,109,949

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	4.500%	5/20/48-4/20/50	$18,262,618	$19,600,613
Government National Mortgage Association (GNMA) II	5.000%	10/20/48-1/20/49	8,723,520	9,490,995
Government National Mortgage Association (GNMA) II	2.500%	7/1/50	3,300,000	3,474,023	(b)
Government National Mortgage Association (GNMA) II	4.500%	7/1/50	3,200,000	3,418,250	(b)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.791%)	2.780%	6/20/60	2,734,143	2,861,182	(a)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.086%)	1.261%	8/20/58	58,764	59,356	(a)
Total GNMA				102,546,941
Total Mortgage-Backed Securities (Cost — $547,588,900)				565,290,083
Collateralized Mortgage Obligations (f) — 34.5%
Adjustable Rate Mortgage Trust, 2005-11 5A1 (1 mo. USD LIBOR + 0.540%)	0.725%	2/25/36	256,833	163,563	(a)
Alternative Loan Trust, 2004-6CB A (1 mo. USD LIBOR + 0.580%)	0.765%	5/25/34	42,550	42,581	(a)
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	0.785%	1/25/36	199,381	179,956	(a)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	0.390%	7/20/46	129,661	96,347	(a)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	6.015%	8/10/45	4,118,956	1,789,279	(a)(g)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	0.410%	9/29/36	5,598,414	5,223,348	(a)(g)
BCAP LLC Trust, 2015-RR2 25A1	0.697%	10/28/36	165,511	164,925	(a)(g)
BENCHMARK Mortgage Trust, 2019- B10 A4	3.717%	3/15/62	3,290,000	3,809,973
BENCHMARK Mortgage Trust, 2020-IG3 C	3.387%	9/15/48	2,000,000	1,916,524	(a)(g)
BHMS Mortgage Trust, 2018-ATLS C (1 mo. USD LIBOR + 1.900%)	2.085%	7/15/35	2,250,000	2,050,276	(a)(g)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	6.821%	7/15/20	1,070,000	843,645	(a)(g)
BX Trust, 2019-OC11 E	4.075%	12/9/41	2,500,000	2,251,637	(a)(g)

See Notes to Financial Statements.

6	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	0.605%	7/25/36	$171,534	$151,295	(a)(g)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	2,596,639	1,195,640
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	190,223	201,352
CSMC Trust, 2014-USA C	4.336%	9/15/37	2,500,000	2,193,258	(g)
CSMC Trust, 2015-10R 3A2 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.840%)	2.531%	10/27/46	4,111,000	4,027,435	(a)(g)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	7.535%	7/15/32	3,000,000	1,747,579	(a)(g)
CSMC Trust, 2017-RPL3 B3	4.881%	8/1/57	3,391,411	3,385,693	(a)(g)
CSMC Trust, 2019-RIO B	6.889%	12/15/21	7,500,000	6,835,058	(g)
CSWF, 2018-TOP E (1mo. USD LIBOR + 2.250%)	2.435%	8/15/35	1,600,000	1,435,362	(a)(g)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,900,000	1,010,650	(g)
Deephaven Residential Mortgage Trust, 2020-2 A3	2.856%	5/25/65	3,140,000	3,170,273	(g)
EverBank Mortgage Loan Trust, 2018-1 AX1, IO	0.136%	2/25/48	244,155,532	591,833	(a)(g)
EverBank Mortgage Loan Trust, 2018-1 B4	3.636%	2/25/48	2,535,024	1,742,297	(a)(g)
EverBank Mortgage Loan Trust, 2018-1 B5	3.636%	2/25/48	2,292,066	1,087,915	(a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K063 X1, IO	0.421%	1/25/27	64,740,326	1,095,147	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.698%	4/25/30	17,100,000	2,312,695	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-1510 X1, IO	0.637%	1/25/34	40,057,856	1,937,811	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	716,252	856,204
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	86,905	97,568

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3027 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.965%	5/15/29	$44,610	$6,309	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3265 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.140%)	5.955%	1/15/37	48,309	8,769	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3397 GS, IO (-1.000 x 1 mo. USD LIBOR + 7.000%)	6.815%	12/15/37	509,042	119,669	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.765%	10/15/41	673,311	117,300	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3960 SJ, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.465%	8/15/40	525,775	38,133	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3966 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.900%)	5.715%	12/15/41	1,962,829	337,041	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4048 IK, IO	3.000%	5/15/27	434,424	26,767
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4077 TO, PO	0.000%	5/15/41	3,274,589	3,150,531
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	1,528,116	85,428
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	4,053,271	422,188
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	6,159,004	789,927
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4143 AZ	2.000%	12/15/42	1,476,935	1,431,061
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	2,438,779	219,278
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	3,552,140	349,454
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	4,376,038	276,247
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.065%	9/15/42	1,223,019	204,555	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	11,177,390	11,730,123

See Notes to Financial Statements.

8	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4403 IG, IO	3.500%	7/15/32	$2,230,346	$108,612
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4700 QI, IO	3.500%	7/15/44	8,354,135	307,469
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4715 JS, IO (-1x1mo. USD LIBOR + 6.150%)	5.965%	8/15/47	2,768,427	534,063	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4759 MI, IO	4.000%	9/15/45	2,675,731	208,563
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4808 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.015%	7/15/48	2,850,770	617,329	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	1,593,522	1,651,291
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4856 IO, IO	5.000%	1/15/49	3,082,027	576,825
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4882 S, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.865%	5/15/49	5,236,918	781,286	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4915 SG, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.865%	9/25/49	9,556,565	2,081,223	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4921 SN, IO (-1 x 1 mo. USD LIBOR + 6.050%)	5.865%	10/25/49	6,087,705	1,028,822	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ	2.500%	11/25/49	3,071,719	3,206,091
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4962 SP, IO (-1 x 1 mo. USD LIBOR + 6.050%)	5.865%	3/25/50	4,342,718	769,151	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4988 AZ	2.000%	7/25/50	5,600,000	5,516,000	(d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 QI, IO	2.500%	7/25/50	17,500,000	2,121,875	(d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,499,427	381,086	(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.000%	9/25/55	10,805,915	1,003,542	(a)(g)

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	$75,108,318	$294,049	(a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	8,130,031	936,041	(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	0.000%	8/25/56	17,682,013	1,754,135	(a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	436,733,700	1,297,973	(a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 312 S1, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.765%	9/15/43	2,800,207	563,526	(a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	6,055,218	5,536,754
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	3.365%	2/15/38	555,336	33,606	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	10.935%	3/25/25	5,910,641	5,869,745	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	10.685%	10/25/28	2,386,808	2,552,431	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	10.185%	7/25/29	2,532,088	2,337,176	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	3.935%	4/25/43	3,550,000	3,235,377	(a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	11.935%	4/25/43	5,068,110	4,852,593	(a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	10.435%	1/25/29	6,615,552	7,204,758	(a)(g)

See Notes to Financial Statements.

10	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) — CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	9.435%	4/25/29	$5,764,955	$6,198,946	(a)(g)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	1.168%	6/25/29	20,891,924	1,526,055	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M11 IO, IO	1.895%	12/25/28	7,299,643	889,587	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M16 X1, IO	0.476%	4/25/32	41,742,266	1,640,204	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M24 X1, IO	1.897%	1/25/37	7,492,659	1,115,316	(a)
Federal National Mortgage Association (FNMA) Multifamily REMIC Trust, 2020- M31 X2, IO	1.355%	12/25/32	23,600,000	2,533,550	(a)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	93,701	18,318
Federal National Mortgage Association (FNMA) REMIC, 2009-6 KZ	5.000%	2/25/49	461,534	529,042
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.872%	8/25/39	515,740	578,252	(a)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	1,534,966	1,790,683
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	500,275	90,694
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	6.376%	8/25/40	1,334,487	298,475	(a)
Federal National Mortgage Association (FNMA) REMIC, 2010-150 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.530%)	6.346%	1/25/41	986,591	245,673	(a)
Federal National Mortgage Association (FNMA) REMIC, 2011-36 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.520%)	6.336%	1/25/41	3,876,365	948,023	(a)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	277,991	327,542
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KI, IO	4.500%	12/25/25	208,093	4,883
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	11.719%	1/25/38	467,691	588,682	(a)

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	6.366%	12/25/40	$4,028,679	$402,860	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	285,337	312,993
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	332,533	410,716
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.416%	7/25/42	2,562,343	529,024	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-123 BI, IO	3.500%	11/25/32	1,864,004	197,232
Federal National Mortgage Association (FNMA) REMIC, 2012-135 AI, IO	3.000%	12/25/27	1,940,001	106,825
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	4,345,152	265,118
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	302,916	368,456
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	2,533,213	2,928,603
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	3.141%	8/25/44	1,482,004	101,130	(a)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	3.006%	8/25/44	2,699,919	157,851	(a)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	3.020%	8/25/44	2,144,989	126,311	(a)
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	11,808,510	1,936,309
Federal National Mortgage Association (FNMA) REMIC, 2018-3 IO, IO	4.000%	2/25/48	10,764,989	1,531,955
Federal National Mortgage Association (FNMA) REMIC, 2018-38 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.066%	6/25/48	11,852,043	2,462,550	(a)
Federal National Mortgage Association (FNMA) REMIC, 2018-54 SA, IO (-1 x 1 mo. USD LIBOR + 6.250%)	6.066%	8/25/48	4,468,034	855,630	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-25 PI, IO	5.000%	5/25/48	2,094,889	418,822
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/25/49	2,129,294	2,385,770

See Notes to Financial Statements.

12	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) REMIC, 2019-38 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.882%	7/25/49	$9,921,483	$1,971,014	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-42 KS, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	6.966%	8/25/49	3,568,804	694,224	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-42 LS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.466%	8/25/49	4,033,482	837,388	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-44 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.866%	8/25/49	4,690,407	981,949	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.866%	8/25/49	5,172,631	918,892	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 SE, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.866%	8/25/49	19,673,168	4,081,887	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-54 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.866%	9/25/49	5,191,262	838,260	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-57 NS, IO (-1 x 1 mo. USD LIBOR + 6.000%)	5.816%	10/25/49	4,441,743	751,699	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-58 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.816%	10/25/49	6,419,121	992,885	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.816%	10/25/49	10,436,782	1,770,909	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-83 QS, IO (-1 x 1 mo. USD LIBOR + 5.950%)	5.766%	1/25/50	57,623,474	11,620,638	(a)
Federal National Mortgage Association (FNMA) REMIC, 2020-26 SA, IO (-1 x 1 mo. USD LIBOR + 5.950%)	5.766%	5/25/50	3,035,010	660,389	(a)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	1,100,000	1,093,813	(d)(e)
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	1,155,869	185,693
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	80,228	15,432

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	$101,201	$17,387
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	73,166	10,229
Federal National Mortgage Association (FNMA) STRIPS, 406 2, IO	4.000%	2/25/41	3,594,997	498,583
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	58,417	11,108
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	46,541	9,048
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	474,446	75,415
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	6,426,080	771,231
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	13,533,137	1,732,450
Government National Mortgage Association (GNMA), 2003-94 SD, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	6.365%	7/16/33	135,102	597	(a)
Government National Mortgage Association (GNMA), 2004-59 FP (1 mo. USD LIBOR + 0.300%)	0.495%	8/16/34	664,872	663,697	(a)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.005%	10/16/34	691,521	125,409	(a)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.060%	4/20/37	4,299,845	809,155	(a)
Government National Mortgage Association (GNMA), 2007-45 QB, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.410%	7/20/37	675,132	153,916	(a)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. USD LIBOR + 1.150%)	1.340%	11/20/59	624,141	630,075	(a)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.905%	11/16/34	1,627,983	272,148	(a)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1(-1.000 x 1 mo. USD LIBOR + 6.500%)	6.310%	3/20/39	8,206	168	(a)

See Notes to Financial Statements.

14	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.290%	4/20/40	$9,371	$1,967	(a)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	969,768	1,050,869
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.805%	5/16/40	529,822	94,417	(a)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.460%	1/20/40	17,159	1,590	(a)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	1,324,934	20,004
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	0.854%	2/20/60	2,205,426	2,219,092	(a)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	115,173	7,358
Government National Mortgage Association (GNMA), 2011-79 KS, IO (-1 x 1 mo. USD LIBOR + 5.400%)	5.210%	5/20/41	1,931,923	370,529	(a)
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	1,628,597	1,853,724
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	5,923,835	18,800	(a)
Government National Mortgage Association (GNMA), 2011-146 KS, IO (-1 x 1 mo. USD LIBOR +6.100%)	5.905%	11/16/41	1,605,975	342,950	(a)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.460%	2/20/41	1,198,620	154,277	(a)
Government National Mortgage Association (GNMA), 2012-70 IO, IO	0.359%	8/16/52	15,009,793	131,103	(a)
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	4,838,851	359,126
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.836%	9/16/51	7,273,030	311,882	(a)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.035%	9/16/44	3,379,402	125,331	(a)

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.201%	2/16/46	$11,078,258	$418,395	(a)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	1,741,051	337,219
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.694%	6/16/55	7,433,073	232,234	(a)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.753%	9/16/55	2,529,483	113,298	(a)
Government National Mortgage Association (GNMA), 2014-60 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.905%	4/16/44	4,730,177	969,117	(a)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.405%	6/16/44	1,994,444	386,468	(a)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.410%	8/20/44	6,112,190	1,187,923	(a)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	4,381,397	697,270
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.860%	4/20/46	3,390,359	650,889	(a)
Government National Mortgage Association (GNMA), 2016-87 IO, IO	0.971%	8/16/58	7,524,718	459,464	(a)
Government National Mortgage Association (GNMA), 2016-156 PB	2.000%	11/20/46	5,417,124	5,513,172
Government National Mortgage Association (GNMA), 2017-19 SE, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.955%	2/16/47	4,678,201	1,121,397	(a)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.767%	10/16/58	16,970,762	1,034,841	(a)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	8,031,649	1,528,469
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.760%	7/16/58	1,733,944	97,419	(a)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.664%	3/16/60	6,627,447	352,781	(a)
Government National Mortgage Association (GNMA), 2018-8 S, IO (-1.000 x 1 mo. USD LIBOR + 3.500%)	2.500%	1/20/48	26,866,956	1,670,743	(a)

See Notes to Financial Statements.

16	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Government National Mortgage Association (GNMA), 2018-125 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.060%	9/20/48	$4,342,803	$633,472	(a)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.010%	10/20/48	8,045,351	1,177,800	(a)
Government National Mortgage Association (GNMA), 2019-1 LS, IO (-1 x 1 mo. USD LIBOR + 6.050%)	5.860%	1/20/49	8,624,017	1,621,338	(a)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	4,489,913	4,709,418
Government National Mortgage Association (GNMA), 2019-85 LS, IO (-1.000 x 1 mo. USD LIBOR + 3.290%)	3.100%	7/20/49	37,071,237	3,304,830	(a)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	1,332,922	1,433,254
Government National Mortgage Association (GNMA), 2020-33 SD, IO (-1 x 1 mo. USD LIBOR + 6.150%)	5.960%	7/20/47	1,921,675	449,315	(a)
Government National Mortgage Association (GNMA), 2020-36 GS, IO (-1 x 1 mo. USD LIBOR + 6.100%)	5.910%	3/20/50	9,131,984	1,908,342	(a)
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	795,200	135,385
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	298,551	53,239
Government National Mortgage Association (GNMA), 2020-61 CI, IO	4.000%	3/20/50	2,594,577	351,791
Government National Mortgage Association (GNMA), 2020-85 CI, IO	3.500%	4/20/50	2,324,928	325,490	(d)(e)
Government National Mortgage Association (GNMA), 2020-H02 FG (1 mo. USD LIBOR + 0.600%)	0.903%	1/20/70	3,660,634	3,675,712	(a)
Government National Mortgage Association (GNMA), 2020-H08 BI, IO	1.734%	4/1/70	12,807,129	679,040	(a)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.340%	5/20/70	2,601,758	2,716,939	(a)
GS Mortgage Securities Corp. II, 2018- SRP5 D (1 mo. USD LIBOR + 6.000%)	6.185%	9/15/31	5,000,000	4,436,405	(a)(g)

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
GS Mortgage Securities Trust, 2006- GG8 AJ	5.622%	11/10/39	$175,241	$121,266
GS Mortgage Securities Trust, 2015- GC34 D	2.979%	10/10/48	2,500,000	1,718,816
GS Mortgage Securities Trust, 2017- GS8 A4	3.469%	11/10/50	2,940,000	3,292,330
GS Mortgage Securities Trust, 2019- GC39 XA, IO	1.295%	5/10/52	45,097,161	3,271,488	(a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	0.585%	4/25/36	1,546,717	1,262,310	(a)(g)
Impac CMB Trust, 2004-10 3A1 (1 mo. USD LIBOR + 0.700%)	0.885%	3/25/35	266,152	249,181	(a)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.685%	5/25/37	392,852	375,692	(a)(g)
Impac Secured Assets Corp., 2004-4 M5 (1 mo. USD LIBOR + 1.650%)	1.835%	2/25/35	2,039,054	1,601,113	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.074%	2/12/49	1,419,254	568,383	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.710%	2/15/51	59,131	56,127	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D (1 mo. USD LIBOR + 4.250%)	4.435%	11/15/31	1,830,000	1,588,124	(a)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.935%	5/15/28	3,220,826	3,160,718	(a)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	4.435%	12/15/36	5,020,000	4,099,757	(a)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	6.935%	12/15/36	5,020,000	3,865,410	(a)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	2.695%	1/16/37	2,790,000	2,487,230	(a)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.195%	1/16/37	2,540,000	2,129,824	(a)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	2,530,000	2,248,982	(a)(g)

See Notes to Financial Statements.

18	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	$1,763,088	$1,884,746	(g)
Magnolia Finance XI DAC, 2019-2 A (1 mo. USD LIBOR + 2.750%)	2.935%	7/31/21	959,682	964,372	(a)(g)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	0.395%	4/25/46	524,349	463,119	(a)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1 (1 mo. USD LIBOR + 0.200%)	0.385%	5/25/47	134,840	153,785	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	863,461	512,320	(a)(g)
Morgan Stanley Capital I Trust, 2007- IQ16 AJ	6.461%	12/12/49	78,787	48,139	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	0.325%	6/25/36	36,304	12,343	(a)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	0.688%	7/26/45	505,195	491,884	(a)(g)
Mortgage Repurchase Agreement Financing Trust, 2020-2 A2 (1 mo. USD LIBOR + 1.750%)	1.927%	5/29/22	1,220,000	1,223,214	(a)(g)
Multifamily CAS Trust, 2019-1 M7 (1 mo. USD LIBOR + 1.700%)	1.885%	10/15/49	4,739,102	4,440,831	(a)(g)
Multifamily CAS Trust, 2020-01 CE (1 mo. USD LIBOR + 7.500%)	7.685%	3/25/50	4,500,000	3,532,298	(a)(g)
Multifamily Trust, 2016-1 B	16.539%	4/25/46	1,626,096	1,846,095	(a)(g)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	4,750,000	4,119,172	(a)(g)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	3,150,000	2,518,325	(a)(g)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	982,356	1,055,633	(a)(g)
NovaStar Mortgage Funding Trust, 2006-MTA1 2A1A (1 mo. USD LIBOR + 0.380%)	0.565%	9/25/46	144,537	135,240	(a)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.934%	5/27/23	2,059,024	1,808,559	(a)(g)
Redwood Funding Trust, 2019-1 PT	4.213%	9/27/24	9,298,136	9,455,237	(g)

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
RETL, 2019-RVP A (1 mo. USD LIBOR + 1.150%)	1.335%	3/15/36	$677,337	$646,636	(a)(g)
Starwood Retail Property Trust, 2014- STAR C (1 mo. USD LIBOR + 2.750%)	2.935%	11/15/27	2,324,000	1,599,262	(a)(g)
Starwood Retail Property Trust, 2014- STAR D (1 mo. USD LIBOR + 3.500%)	3.685%	11/15/27	650,000	411,368	(a)(g)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	0.365%	7/25/46	124,165	102,476	(a)
Structured Asset Securities Corp., 2005- RF3 1A (1 mo. USD LIBOR + 0.350%)	0.535%	6/25/35	215,782	185,897	(a)(g)
Tharaldson Hotel Portfolio Trust, 2018- THL D (1 mo. USD LIBOR + 2.000%)	2.175%	11/11/34	2,223,670	1,919,529	(a)(g)
Tharaldson Hotel Portfolio Trust, 2018- THL E (1 mo. USD LIBOR + 3.180%)	3.355%	11/11/34	5,646,259	4,743,063	(a)(g)
Tharaldson Hotel Portfolio Trust, 2018- THL F (1 mo. USD LIBOR + 3.952%)	4.128%	11/11/34	3,602,427	2,654,741	(a)(g)
Tharaldson Hotel Portfolio Trust, 2018- THL G (1 mo. USD LIBOR + 6.350%)	6.525%	11/11/34	5,670,562	4,132,775	(a)(g)
Tharaldson Hotel Portfolio Trust, 2018- THL H (1 mo. USD LIBOR + 9.800%)	9.975%	11/11/34	5,670,562	4,117,392	(a)(g)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	1,330,000	121,057	(a)(g)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	1,339,991	102,599	(a)(g)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	3.740%	6/25/33	34,366	33,451	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR6 2A1A (1 mo. USD LIBOR + 0.460%)	0.645%	4/25/45	2,348,603	2,292,039	(a)
Total Collateralized Mortgage Obligations (Cost — $356,069,622)				339,569,295

			Face Amount/ Units
Asset-Backed Securities — 8.8%
Asset-Backed Securities Corp. Home Equity Loan Trust, 2007-HE1 A4 (1 mo. USD LIBOR + 0.140%)	0.325%	12/25/36	2,032,832	1,884,504	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A C	4.240%	9/22/25	4,200,000	3,957,442	(g)

See Notes to Financial Statements.

20	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Avis Budget Rental Car Funding AESOP LLC, 2020-1A C	3.020%	8/20/26	$7,700,000	$6,741,395	(g)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	1,230,497	1,177,334	(a)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	4,960	4,546	(a)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	0.515%	7/25/36	221,596	210,655	(a)(g)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	0.325%	7/15/36	29,909	28,516	(a)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A	6.531%	8/9/24	2,984,925	2,746,131	(d)(e)(g)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.660%	8/9/24	4,950,000	4,903,763	(a)(g)
CreditShop Credit Card Co. LLC, 2019-1 B (1 mo. USD LIBOR + 6.250%)	6.435%	8/15/24	4,376,404	4,374,711	(a)(g)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	1,549,126	1,583,101	(a)(g)
CSMC Trust, 2017-RPL1 B1	3.069%	7/25/57	4,076,582	3,075,422	(a)(g)
CSMC Trust, 2017-RPL1 B2	3.069%	7/25/57	4,676,961	3,189,285	(a)(g)
CSMC Trust, 2017-RPL1 B3	3.069%	7/25/57	3,976,476	2,189,766	(a)(g)
CSMC Trust, 2017-RPL1 B4	3.069%	7/25/57	4,484,715	748,006	(a)(g)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	2.085%	10/27/31	391,957	393,984	(a)(g)
Hertz Vehicle Financing II LP, 2015-3A D	5.330%	9/25/21	2,000,000	1,695,612	(g)
Legacy Mortgage Asset Trust, 2019- GS2 A1	3.750%	1/25/59	5,759,225	5,879,149	(g)
Long Beach Mortgage Loan Trust, 2001-3 M1 (1 mo. USD LIBOR + 0.825%)	1.010%	9/25/31	35,483	35,287	(a)
Navient Private Education Refi Loan Trust, 2020-A B	3.160%	11/15/68	7,510,000	7,498,268	(g)
Navient Private Education Refi Loan Trust, 2020-BA B	2.770%	1/15/69	5,000,000	4,877,901	(g)
New Century Home Equity Loan Trust, 2003-B M2 (1 mo. USD LIBOR + 2.475%)	2.660%	11/25/33	2,879	2,891	(a)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	0.455%	5/25/36	351,748	346,961	(a)(g)
SACO I Trust, 2006-4 A1 (1 mo. USD LIBOR + 0.340%)	0.525%	3/25/36	50,103	49,877	(a)

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	$713,329	$763,839
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	2,880,789	(g)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	1,379,812	(g)
SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	5,000,000	4,996,730	(g)
SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	600	438,176	(g)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	25,000	935,785	(g)
SoFi Professional Loan Program Trust, 2020-A BFX	3.120%	5/15/46	3,200,000	3,149,333	(g)
Sonic Capital LLC, 2020-1A A2I	3.845%	1/20/50	7,504,900	7,910,439	(g)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.405%	2/25/36	1,377,421	55,671	(a)(g)
TES LLC, 2017-1A B	7.740%	10/20/47	1,000,000	889,753	(g)
Towd Point Mortgage Trust, 2017-1 B3	3.944%	10/25/56	5,900,000	5,564,732	(a)(g)
Total Asset-Backed Securities (Cost — $101,076,948)				86,559,566

			Face Amount
U.S. Government & Agency Obligations — 0.0%††
U.S. Government Obligations — 0.0%††
U.S. Treasury Notes (Cost — $40,046)	0.375%	4/30/25	40,000	40,187

	Counterparty	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
OTC Purchased Options — 0.0%††
Interest rate swaption, Put @ 188.00bps (Cost — $288,608)	Morgan Stanley & Co. Inc.	7/30/20	11,400,000	11,400,000	380
Total Investments before Short-Term Investments (Cost — $1,005,064,124)					991,459,511

See Notes to Financial Statements.

22	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

Western Asset Mortgage Total Return Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 2.5%
U.S. Treasury Bills — 0.7%
U.S. Treasury Bills (Cost — $6,858,765)	0.127%	8/18/20	$6,860,000	$6,858,834	(h)

			Shares
Money Market Funds — 1.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $17,992,430)	0.109%		17,992,430	17,992,430	(i)
Total Short-Term Investments (Cost — $24,851,195)				24,851,264
Total Investments — 103.1% (Cost — $1,029,915,319)				1,016,310,775
Liabilities in Excess of Other Assets — (3.1)%				(30,517,804)
Total Net Assets — 100.0%				$985,792,971

††	Represents less than 0.1%.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2020, the Fund held TBA securities with a total cost of $48,899,649.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)	Rate shown represents yield-to-maturity.

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2020, the total market value of investments in Affiliated Companies was $17,992,430 and the cost was $17,992,430 (Note 8).

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Mortgage Total Return Fund

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

bps	— basis point spread (100 basis points = 1.00%)

CAS	— Connecticut Avenue Securities

CMT	— Constant Maturity Treasury

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PO	— Principal Only

Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

UST	— United States Treasury

Schedule of Written Options
OTC Written Options
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount	Value
Interest rate swaption, Put (Premiums received — $287,356)	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	62,500,000	$62,500,000	$0	(a)

(a)	Value is less than $1.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

At June 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	231	9/20	$28,997,798	$29,046,446	$48,648
U.S. Treasury Long-Term Bonds	145	9/20	25,872,661	25,891,562	18,901
U.S. Treasury Ultra Long- Term Bonds	156	9/20	32,719,499	34,032,375	1,312,876
					1,380,425

Contracts to Sell:
U.S. Treasury 2-Year Notes	6	9/20	1,324,302	1,324,969	(667)
U.S. Treasury 10-Year Notes	552	9/20	76,598,169	76,822,878	(224,709)
U.S. Treasury Ultra 10-Year Notes	274	9/20	43,014,644	43,150,720	(136,076)
					(361,452)
Net unrealized appreciation on open futures contracts					$1,018,973

See Notes to Financial Statements.

24	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $1,011,922,889)	$998,318,345
Investments in affiliated securities, at value (Cost — $17,992,430)	17,992,430
Foreign currency, at value (Cost — $102,480)	95,115
Cash	876,089
Receivable for securities sold	46,848,131
Interest receivable	3,511,079
Deposits with brokers for open futures contracts	1,366,591
Receivable for Fund shares sold	427,505
Other receivables	1,699
Prepaid expenses	73,724
Total Assets	1,069,510,708

Liabilities:
Payable for securities purchased	81,701,686
Payable for Fund shares repurchased	945,397
Investment management fee payable	400,006
Distributions payable	233,486
Service and/or distribution fees payable	118,655
Payable to broker — net variation margin on open futures contracts	81,406
Trustees’ fees payable	4,974
Written options, at value (premiums received — $287,356)	0	†
Accrued expenses	232,127
Total Liabilities	83,717,737
Total Net Assets	$985,792,971

Net Assets:
Par value (Note 7)	$963
Paid-in capital in excess of par value	1,027,505,399
Total distributable earnings (loss)	(41,713,391)
Total Net Assets	$985,792,971

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	25

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2020

Net Assets:
Class 1	$24,906,015
Class A	$505,574,101
Class C	$18,056,469
Class C1	$1,526,246
Class I	$390,518,939
Class IS	$45,211,201

Shares Outstanding:
Class 1	2,435,543
Class A	49,495,750
Class C	1,768,081
Class C1	149,321
Class I	38,058,425
Class IS	4,403,388

Net Asset Value:
Class 1 (and redemption price)	$10.23
Class A (and redemption price)	$10.21
Class C*	$10.21
Class C1*	$10.22
Class I (and redemption price)	$10.26
Class IS (and redemption price)	$10.27
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.66

†	Amount represents less than $1.

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

26	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2020

Investment Income:
Interest from unaffiliated investments	$16,002,247
Interest from affiliated investments	122,254
Total Investment Income	16,124,501

Expenses:
Investment management fee (Note 2)	2,465,864
Service and/or distribution fees (Notes 2 and 5)	721,773
Transfer agent fees (Note 5)	604,898
Registration fees	63,560
Fund accounting fees	38,774
Legal fees	30,749
Audit and tax fees	25,536
Shareholder reports	20,721
Trustees’ fees	17,209
Commitment fees (Note 9)	7,276
Insurance	5,630
Custody fees	2,536
Miscellaneous expenses	7,458
Total Expenses	4,011,984
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(23,003)
Net Expenses	3,988,981
Net Investment Income	12,135,520

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	10,117,250
Futures contracts	(6,166,946)
Net Realized Gain	3,950,304
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(17,628,744)
Futures contracts	1,374,728
Written options	287,356
Foreign currencies	153
Change in Net Unrealized Appreciation (Depreciation)	(15,966,507)
Net Loss on Investments, Futures Contracts, Written Options and Foreign Currency Transactions	(12,016,203)
Increase in Net Assets From Operations	$119,317

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	27

Statements of changes in net assets

For the Six Months Ended June 30, 2020 (unaudited) and the Year Ended December 31, 2019	2020	2019

Operations:
Net investment income	$12,135,520	$37,084,732
Net realized gain	3,950,304	2,536,751
Change in net unrealized appreciation (depreciation)	(15,966,507)	13,073,487
Increase in Net Assets From Operations	119,317	52,694,970

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(15,370,732)	(40,696,838)
Decrease in Net Assets From Distributions to Shareholders	(15,370,732)	(40,696,838)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	227,759,934	373,293,394
Reinvestment of distributions	13,824,586	36,806,843
Cost of shares repurchased	(222,903,801)	(237,202,457)
Increase in Net Assets From Fund Share Transactions	18,680,719	172,897,780
Increase in Net Assets	3,429,304	184,895,912

Net Assets:
Beginning of period	982,363,667	797,467,755
End of period	$985,792,971	$982,363,667

See Notes to Financial Statements.

28	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class 1 Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.37	$10.22	$10.57	$10.50	$10.74	$10.91

Income (loss) from operations:
Net investment income	0.13	0.45	0.48	0.31	0.27	0.43
Net realized and unrealized gain (loss)	(0.10)	0.18	(0.25)	0.19	(0.11)	(0.19)
Total income from operations	0.03	0.63	0.23	0.50	0.16	0.24

Less distributions from:
Net investment income	(0.17)	(0.48)	(0.58)	(0.43)	(0.40)	(0.39)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.17)	(0.48)	(0.58)	(0.43)	(0.40)	(0.41)

Net asset value, end of period	$10.23	$10.37	$10.22	$10.57	$10.50	$10.74
Total return[3]	0.28%	6.31%	2.31%	4.82%	1.50%	2.25%

Net assets, end of period (000s)	$24,906	$26,363	$28,093	$31,016	$32,494	$35,947

Ratios to average net assets:
Gross expenses	0.67%[4]	0.67%	0.68%	0.68%	0.68%	0.68%
Net expenses[5]	0.67 [4,6]	0.67 [6]	0.68	0.68	0.68	0.68
Net investment income	2.60 [4]	4.32	4.65	2.91	2.49	3.88

Portfolio turnover rate[7]	67%	74%	64%	102%	204%	137%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 87% for the six months ended June 30, 2020 and 115%, 196%, 615%, 832% and 464% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.36	$10.21	$10.56	$10.49	$10.73	$10.90

Income (loss) from operations:
Net investment income	0.12	0.42	0.45	0.28	0.24	0.40
Net realized and unrealized gain (loss)	(0.12)	0.19	(0.25)	0.19	(0.11)	(0.19)
Total income from operations	0.00	0.61	0.20	0.47	0.13	0.21

Less distributions from:
Net investment income	(0.15)	(0.46)	(0.55)	(0.40)	(0.37)	(0.36)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.15)	(0.46)	(0.55)	(0.40)	(0.37)	(0.38)

Net asset value, end of period	$10.21	$10.36	$10.21	$10.56	$10.49	$10.73
Total return[3]	0.05%	6.01%	2.02%	4.53%	1.23%	1.98%

Net assets, end of period (millions)	$506	$506	$463	$497	$548	$553

Ratios to average net assets:
Gross expenses	0.94%[4]	0.95%	0.96%	0.96%	0.95%	0.94%
Net expenses[5]	0.94 [4,6]	0.94 [6]	0.96 [6]	0.96 [6]	0.95	0.94
Net investment income	2.33 [4]	4.02	4.38	2.62	2.23	3.64

Portfolio turnover rate[7]	67%	74%	64%	102%	204%	137%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 87% for the six months ended June 30, 2020 and 115%, 196%, 615%, 832% and 464% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

30	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.36	$10.20	$10.55	$10.48	$10.73	$10.90

Income (loss) from operations:
Net investment income	0.08	0.35	0.38	0.19	0.16	0.32
Net realized and unrealized gain (loss)	(0.11)	0.19	(0.25)	0.21	(0.11)	(0.18)
Total income (loss) from operations	(0.03)	0.54	0.13	0.40	0.05	0.14

Less distributions from:
Net investment income	(0.12)	(0.38)	(0.48)	(0.33)	(0.30)	(0.29)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.12)	(0.38)	(0.48)	(0.33)	(0.30)	(0.31)

Net asset value, end of period	$10.21	$10.36	$10.20	$10.55	$10.48	$10.73
Total return[3]	(0.29)%	5.39%	1.31%	3.81%	0.42%	1.28%

Net assets, end of period (000s)	$18,056	$18,218	$16,060	$21,958	$33,327	$22,375

Ratios to average net assets:
Gross expenses	1.63%[4]	1.64%	1.65%	1.65%	1.66%	1.63%
Net expenses[5]	1.62 [4,6]	1.64 [6]	1.65 [6]	1.65 [6]	1.66	1.63
Net investment income	1.64 [4]	3.36	3.69	1.82	1.48	2.96

Portfolio turnover rate[7]	67%	74%	64%	102%	204%	137%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 87% for the six months ended June 30, 2020 and 115%, 196%, 615%, 832% and 464% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.37	$10.22	$10.57	$10.50	$10.74	$10.91

Income (loss) from operations:
Net investment income	0.09	0.39	0.41	0.23	0.19	0.35
Net realized and unrealized gain (loss)	(0.11)	0.18	(0.25)	0.19	(0.10)	(0.19)
Total income (loss) from operations	(0.02)	0.57	0.16	0.42	0.09	0.16

Less distributions from:
Net investment income	(0.13)	(0.42)	(0.51)	(0.35)	(0.33)	(0.31)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.13)	(0.42)	(0.51)	(0.35)	(0.33)	(0.33)

Net asset value, end of period	$10.22	$10.37	$10.22	$10.57	$10.50	$10.74
Total return[3]	(0.21)%	5.65%	1.61%	4.08%	0.78%	1.52%

Net assets, end of period (000s)	$1,526	$1,562	$9,267	$11,849	$14,753	$18,359

Ratios to average net assets:
Gross expenses	1.47%[4]	1.36%	1.38%	1.39%	1.40%	1.40%
Net expenses[5]	1.47 [4,6]	1.36 [6]	1.37 [6]	1.39 [6]	1.40	1.40
Net investment income	1.81 [4]	3.75	3.94	2.16	1.80	3.14

Portfolio turnover rate[7]	67%	74%	64%	102%	204%	137%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).
[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 87% for the six months ended June 30, 2020 and 115%, 196%, 615%, 832% and 464% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

32	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.41	$10.25	$10.61	$10.53	$10.78	$10.95

Income (loss) from operations:
Net investment income	0.13	0.44	0.48	0.32	0.27	0.43
Net realized and unrealized gain (loss)	(0.11)	0.21	(0.25)	0.19	(0.11)	(0.18)
Total income from operations	0.02	0.65	0.23	0.51	0.16	0.25

Less distributions from:
Net investment income	(0.17)	(0.49)	(0.59)	(0.43)	(0.41)	(0.40)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.17)	(0.49)	(0.59)	(0.43)	(0.41)	(0.42)

Net asset value, end of period	$10.26	$10.41	$10.25	$10.61	$10.53	$10.78
Total return[3]	0.20%	6.41%	2.36%	4.83%	1.43%	2.28%

Net assets, end of period (millions)	$391	$415	$276	$245	$236	$195

Ratios to average net assets:
Gross expenses	0.64%[4]	0.67%	0.64%	0.66%	0.66%	0.65%
Net expenses[5]	0.64 [4,6]	0.67 [6]	0.64	0.66	0.66	0.65
Net investment income	2.61 [4]	4.26	4.69	2.96	2.51	3.90

Portfolio turnover rate[7]	67%	74%	64%	102%	204%	137%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 87% for the six months ended June 30, 2020 and 115%, 196%, 615%, 832% and 464% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016[3]

Net asset value, beginning of period	$10.42	$10.26	$10.61	$10.54	$10.84

Income (loss) from operations:
Net investment income	0.16	0.43	0.49	0.33	0.09
Net realized and unrealized gain (loss)	(0.14)	0.23	(0.24)	0.18	(0.16)
Total income (loss) from operations	0.02	0.66	0.25	0.51	(0.07)

Less distributions from:
Net investment income	(0.17)	(0.50)	(0.60)	(0.44)	(0.23)
Total distributions	(0.17)	(0.50)	(0.60)	(0.44)	(0.23)

Net asset value, end of period	$10.27	$10.42	$10.26	$10.61	$10.54
Total return[4]	0.25%	6.52%	2.44%	4.93%	(0.70)%

Net assets, end of period (000s)	$45,211	$15,120	$5,530	$5,687	$5,678

Ratios to average net assets:
Gross expenses	0.56%[5]	0.56%	0.56%	0.56%	0.57%[5]
Net expenses[6]	0.55 [5,7]	0.56 [7]	0.56	0.56	0.57 [5]
Net investment income	3.15 [5]	4.16	4.77	3.05	1.84 [5]

Portfolio turnover rate[8]	67%	74%	64%	102%	204%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]	For the period June 30, 2016 (inception date) to December 31, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.60%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 87% for the six months ended June 30, 2020 and 115%, 196%, 615%, and 832% for the years ended December 31, 2019, 2018, 2017, and 2016, respectively.

[9]	For the year ended December 31, 2016.

See Notes to Financial Statements.

34	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Total Return Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

36	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$561,926,333		$3,363,750	$565,290,083
Collateralized Mortgage Obligations	—	330,512,117		9,057,178	339,569,295
Asset-Backed Securities	—	83,813,435		2,746,131	86,559,566
U.S. Government & Agency Obligations	—	40,187		—	40,187
Purchased Options	—	380		—	380
Total Long-Term Investments	—	976,292,452		15,167,059	991,459,511
Short-Term Investments†:
U.S. Treasury Bills	—	6,858,834		—	6,858,834
Money Market Funds	$17,992,430	—		—	17,992,430
Total Short-Term Investments	17,992,430	6,858,834		—	24,851,264
Total Investments	$17,992,430	$983,151,286		$15,167,059	$1,016,310,775
Other Financial Instruments:
Futures Contracts	$1,380,425	—		—	$1,380,425
Total	$19,372,855	$983,151,286		$15,167,059	$1,017,691,200

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$0	*	—	$0	*
Futures Contracts	$361,452	—		—	361,452
Total	$361,452	—		—	$361,452

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2019	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases

Mortgage-Backed Securities	—	—	—	—	$3,363,750

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

Investments in Securities	Balance as of December 31, 2019	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases

Collateralized Mortgage Obligations	—	$(172)	—	$172	$9,057,178

Asset-Backed Securities	—	—	—	(238,794)	3,000,000
Total	—	$(172)	—	$(238,622)	$15,420,928

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020	Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2020[1]

Mortgage-Backed Securities	—	—	—	$3,363,750	—

Collateralized Mortgage Obligations	—	—	—	9,057,178	$172

Asset-Backed Securities	$(15,075)	—	—	2,746,131	(238,794)
Total	$(15,075)	—	—	$15,167,059	$(238,622)

[1]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk

38	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(e) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

(f) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

40	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2020, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

At June 30, 2020, the Fund held non-cash collateral from Morgan Stanley in the amount of $19,285. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Partnership accounting policy. The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations.

(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

42	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

(o) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $4 billion	0.500%
Next $2 billion	0.450
Next $2 billion	0.400
Over $8 billion	0.350

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.75%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2020, fees waived and/or expenses reimbursed amounted to $23,003, which included an affiliated money market fund waiver of $15,098.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$108,653	—
CDSCs	13,222	$1,451

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

44	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

3. Investments

During the six months ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$83,400,328	$904,837,008
Sales	22,987,985	852,218,990

At June 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,029,915,319	$35,798,268	$(49,402,812)	$(13,604,544)
Written options	(287,356)	287,356	—	287,356
Futures contracts	—	1,380,425	(361,452)	1,018,973

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk
Purchased options[2]	$380
Futures contracts[3]	1,380,425
Total	$1,380,805

LIABILITY DERIVATIVES[1]
	Interest Rate Risk
Written options	$0	*
Futures contracts[3]	361,452
Total	$361,452

*	Amount represents less than $1.
[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(6,166,946)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Purchased options[1]	$(288,228)
Written options	287,356
Futures contracts	1,374,728
Total	$1,373,856

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended June 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$61,954
Written options	52,624
Futures contracts (to buy)	326,923,578
Futures contracts (to sell)	246,758,980

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]		Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4]
Morgan Stanley & Co. Inc.	$380	$(0)	*	$380	$(380)	—

*	Amount represents less than $1.

46	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00%, and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class 1	—		$16,360
Class A	$624,697	†	367,251
Class C	91,726		7,811
Class C1	5,350		1,736
Class I	—		211,230
Class IS	—		510
Total	$721,773		$604,898

†	Amount shown is exclusive of expense reimbursements. For the six months ended June 30, 2020, the service and/or distribution fees reimbursed amounted to $43 for Class A.

For the six months ended June 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$598
Class A	11,764
Class C	427
Class C1	36
Class I	9,778
Class IS	400
Total	$23,003

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Net Investment Income:
Class 1	$411,009	$1,283,399
Class A	7,488,271	21,323,200
Class C	211,886	689,095
Class C1	18,834	163,498
Class I	6,936,667	16,765,177
Class IS	304,065	472,469
Total	$15,370,732	$40,696,838

7. Shares of beneficial interest

At June 30, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	40,180	$410,983	123,550	$1,283,399
Shares repurchased	(146,136)	(1,505,845)	(331,170)	(3,436,344)
Net decrease	(105,956)	$(1,094,862)	(207,620)	$(2,152,945)

Class A
Shares sold	6,749,838	$69,306,979	10,024,745	$103,854,341
Shares issued on reinvestment	716,394	7,313,840	2,007,022	20,830,820
Shares repurchased	(6,819,586)	(69,638,546)	(8,533,001)	(88,378,208)
Net increase	646,646	$6,982,273	3,498,766	$36,306,953

Class C
Shares sold	238,661	$2,475,529	1,020,780	$10,562,800
Shares issued on reinvestment	18,217	185,941	56,919	591,046
Shares repurchased	(247,394)	(2,537,256)	(892,868)	(9,281,278)
Net increase	9,484	$124,214	184,831	$1,872,568

Class C1
Shares sold	4,220	$43,718	25,783	$268,260
Shares issued on reinvestment	1,806	18,456	15,242	157,406
Shares repurchased	(7,363)	(74,484)	(797,378)	(8,219,593)
Net decrease	(1,337)	$(12,310)	(756,353)	$(7,793,927)

48	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I
Shares sold	11,734,063	$121,099,418	23,472,191	$243,983,811
Shares issued on reinvestment	555,282	5,696,530	1,299,571	13,558,990
Shares repurchased	(14,099,686)	(144,379,071)	(11,781,216)	(122,458,180)
Net increase (decrease)	(1,810,341)	$(17,583,123)	12,990,546	$135,084,621

Class IS
Shares sold	3,399,230	$34,834,290	1,397,669	$14,624,182
Shares issued on reinvestment	19,368	198,836	36,850	385,182
Shares repurchased	(466,968)	(4,768,599)	(521,817)	(5,428,854)
Net increase	2,951,630	$30,264,527	912,702	$9,580,510

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the six months ended June 30, 2020. The following transactions were effected in shares of such company for the six months ended June 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$125,147,581	$261,462,332	261,462,332	$368,617,483	368,617,483

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2020
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$122,254	—	$17,992,430

9. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary

Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. For the six months ended June 30, 2020, the Fund incurred a commitment fee in the amount of $7,276. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2020.

10. Deferred capital losses

As of December 31, 2019, the Fund had deferred capital losses of $20,033,582, which have no expiration date, that will be available to offset future taxable capital gains.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

12. Subsequent event

Effective January 1, 2021, LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

50	Western Asset Mortgage Total Return Fund 2020 Semi-Annual Report

Board approval of new management and new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”), and Legg Mason, Inc. (“Legg Mason”) announced that they have entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadviser, Western Asset Management Company, LLC (the “Subadviser”, collectively, with the Manager, the “Advisers”), each currently a wholly owned subsidiary of Legg Mason, would become a wholly owned subsidiary of Franklin Templeton (the “Transaction”). The Transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the Transaction is expected to be consummated in the latter part of 2020. Under the Investment Company Act of 1940, as amended (the “1940 Act”), consummation of the Transaction will result in the automatic termination of the Fund’s current management agreement with the Manager (the “Current Management Agreement”) and the current sub-advisory agreement between the Manager and the Subadviser (the “Current Sub-advisory Agreement” and, collectively, the “Current Agreements”).

Therefore, at a meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on April 14, 20201, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the 1940 Act, approved a new management agreement (the “New Management Agreement”) between the Trust and the Manager with respect to Western Asset Mortgage Total Return Fund (the “Fund”), a series of the Trust , and the new sub-advisory agreement (the “New Sub-Advisory Agreement” and, collectively, the “New Agreements”) between the Manager and the Subadviser with respect to the Fund. The Board also authorized the Fund’s officers to submit the New Agreements to Fund shareholders for their approval. Fund shareholders were sent notice of the shareholder meeting and a proxy statement in April, 2020. In the event the Fund’s shareholders do not approve the New Agreements and the Transaction is completed, the Board has also approved an interim investment management agreement between the Manager and the Fund (the “Interim Management Agreement”) and an interim sub-advisory agreement between the Manager and the Subadviser (the “Interim Sub-advisory Agreement” and, collectively, the “Interim Agreements”) that will take effect upon the closing of the Transaction to enable the Manager and Subadviser to serve as investment managers of the Fund following the termination of the Current Agreements and pending shareholder approval of the New Agreements.

[1]

This meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Western Asset Mortgage Total Return Fund	51

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Background

On March 9, 2020, during a telephonic meeting, members of the Board discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadviser and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

On April 8, 2020, the Independent Trustees met with representatives of Legg Mason to discuss the Transaction and the New Agreements. In addition, the Independent Trustees met separately, with the assistance of their independent legal counsel, to discuss and evaluate the information provided and to consider what additional information was desired.

The Independent Trustees considered, among other things, whether it would be in the best interests of the Fund and its respective shareholders to approve the New Agreements, and the anticipated impacts of the Transaction on the Fund and its shareholders. To assist the Board in its consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction between Legg Mason and Franklin Templeton.

Before or during the April 14, 2020 meeting, the Board sought additional information as it deemed necessary and appropriate. In connection with the Board’s consideration of the New Agreements, the Independent Trustees worked with their independent legal counsel to prepare requests for information that were submitted to Franklin Templeton and Legg Mason. The Board requested information relevant to the consideration of the New Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Fund and its shareholders. Franklin Templeton and Legg Mason provided documents and information in response to the request for information. Following their review of this information, the Independent Trustees submitted supplemental due diligence requests for additional information to Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to this supplemental diligence request, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in a portion of the meeting and addressed various questions raised by the Board.

At the April 14, 2020 meeting, representatives of Legg Mason (including representatives of the Advisers) and Franklin Templeton made presentations to, and responded to questions from, the Board. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive session with their counsel to consider the New Agreements.

52	Western Asset Mortgage Total Return Fund

The Board’s evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Current Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Among other things, the Board considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton has informed the Board that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason have informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and have represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)

that Franklin Templeton and Legg Mason have informed the Board regarding transition plans, including Legg Mason’s provision of retention incentives for certain Legg Mason corporate personnel until the transaction closes, and Franklin Templeton’s provision of long-term retention mechanisms for certain personnel following the closing;

(v)	that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vi)

that Franklin Templeton has informed the Board that it has no present intention to alter currently effective expense waivers and reimbursements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(vii)	that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

(viii)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

Western Asset Mortgage Total Return Fund	53

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

(ix)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base;

(x)	that Franklin Templeton and Legg Mason will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xi)	the fact that the Fund’s contractual management fee rates will remain the same and will not increase by virtue of the New Agreements;

(xii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Current Agreement except for their respective dates of execution, effectiveness and termination;

(xiii)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xiv)

that the Current Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years, and that within the past year the Board had performed a full review of and approved the Current Agreements as required by the 1940 Act and had determined in the exercise of the Board’s business judgment that each Adviser had the capabilities, resources and personnel necessary to provide the services provided to the Fund, and that the management and subadvisory fees paid by or in respect of the Fund represented reasonable compensation to the applicable Adviser in light of the services provided, the costs to the Adviser of providing those services, the fees and other expenses paid by similar funds, and such other matters as the Trustees considered relevant in the exercise of their business judgment, and represented an appropriate sharing between Fund shareholders and the Advisers of any economies of scale in the management of the Fund at current and anticipated asset levels;

(xv)	that the Current Agreements were considered and approved in November 2019;

(xvi)

that the Fund will not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction is consummated; and

(xvii)	that under the Transaction Agreement Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and

54	Western Asset Mortgage Total Return Fund

protections provided by Section 15(f) of the 1940 Act, and that, in furtherance of the foregoing, Franklin Templeton represented to the Trustees that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser for a Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission) on the Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

The information provided and presentations made to the Board encompassed the Fund and all other funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions rendered by the Manager, both of which functions are encompassed by the New Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the New Sub-Advisory Agreement.

Board approval of the New Agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed approval of the New Management Agreement and the New Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed approval of the New Management Agreement and the New Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the New Management Agreement and the New Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In their deliberations, the Trustees considered information received in connection with the most recent Board approval/continuation of each Current Agreement in addition to information provided by Franklin Templeton and Legg Mason in connection with their evaluation of the terms and conditions of the New Agreements. In connection with the most recent approval/continuation of each Current Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Western Asset Mortgage Total Return Fund	55

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

After considering all of the factors and information, and in the exercise of its business judgment, the Board, including the Independent Trustees, concluded that the New Agreements, including the fees payable thereunder, were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders and approved the New Agreements and recommended that shareholders approve the New Agreements.

Nature, extent and quality of the services under the New Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Current Agreements. In evaluating the nature, quality and extent of the services to be provided by the Advisers under the New Agreements, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of each Adviser, and that Franklin Templeton and Legg Mason have advised the Boards that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board has received information at regular meetings throughout the past year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board considered information provided by Franklin Templeton regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition.

56	Western Asset Mortgage Total Return Fund

The Board also reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial resources of Legg Mason and Franklin Templeton and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as U.S. mortgage funds by Lipper, showed, among other data, that the Fund’s performance for the 3-, 5- and 10-year periods ended December 31, 2019 was above the median, and the Fund’s performance for the 1-year period ended December 31, 2019 was slightly below the median.

Based on their review of the materials provided and the assurances received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by each Adviser and that the Transaction was not expected to have an adverse effect on the ability of the Manager and Subadviser to provide those services, and the Board concluded that, overall, the nature, extent and quality of services expected to be provided, including performance, under the New Agreements were sufficient for approval.

Western Asset Mortgage Total Return Fund	57

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Management fees and expense ratios

The Board considered that it had reviewed the Fund’s management fee and total expense ratio at the 2019 contract renewal meetings. The Board considered that the New Agreements do not change the Fund’s management fee rate or the computation method for calculating such fees, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services to be provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts and the differences in associated risks borne by the Advisers.

The Board considered the management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of Legg Mason complex-wide management fees for funds with a similar strategy provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of U.S. mortgage

58	Western Asset Mortgage Total Return Fund

funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2021.

In evaluating the costs of the services to be provided by the Manager and Subadviser under the New Agreements, the Board considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction would not increase the total fees payable by the Fund for management services.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

Profitability and economies of scale

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information concerning whether the Advisers realize economies of scale as the Fund’s assets grow. In conjunction with their most recent or prior deliberations concerning the Current Agreements, the Board noted that fee breakpoints had been implemented for the Fund, as well as contractual expense limitations, and that after taking those breakpoints and expense limitations into account, the Board had determined that the total fees for management services, and administrative services for the Fund, were reasonable in light of the services provided, and that any economies of scale were being shared appropriately.

The Board noted that Franklin Templeton and Legg Mason are expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the Fund resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the

Western Asset Mortgage Total Return Fund	59

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Transaction would affect the Advisers’ profitability from their relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

The Board determined that the management fee structure for the Fund, including its breakpoint, was reasonable.

Other benefits to the Manager and the Subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received are reasonable. In evaluating the fall-out benefits to be received by the Manager and Subadviser under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Current Agreements.

The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities.

60	Western Asset Mortgage Total Return Fund

Western Asset

Mortgage Total Return Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson*

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

*	Effective March 6, 2020, Mr. Larson became a Trustee.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Mortgage Total Return Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Mortgage Total Return Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Mortgage Total Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0408 8/20 SR20-3946

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 24, 2020